Property and equipment	12 Months Ended
Dec. 31, 2024
Property and equipment
Property and equipment

7.Property and equipment

	Right-of-		Leasehold	Office	Computer
Cost	use asset	Equipment	improvements	equipment	equipment	Total
Balance, December 31, 2022	$200,319	$171,864	$237,248	$66,864	$112,290	$788,585
Additions	140,919	47,945	—	—	16,367	205,231
Balance, December 31, 2023	341,238	219,809	237,248	$66,864	$128,657	$993,816
Additions	—	—	—	—	21,290	21,290
Disposals	—	(46,855)	—	—	—	(46,855)
Balance, December 31, 2024	$341,238	$172,954	$237,248	$66,864	$149,947	$968,251

	Right-of-		Leasehold	Office	Computer
Accumulated Depreciation	use asset	Equipment	improvements	equipment	equipment	Total
Balance, December 31, 2022	$143,577	$94,961	$156,712	$33,728	$63,869	$492,847
Depreciation for the year	53,091	36,761	50,840	6,627	16,592	163,911
Balance, December 31, 2023	$196,668	$131,722	$207,552	$40,355	$80,461	$656,758
Depreciation for the year	63,984	26,426	29,696	5,302	17,994	143,402
Disposals	—	(27,501)	—	—	—	(27,501)
Balance, December 31, 2024	$260,652	$130,647	$237,248	$45,657	$98,455	$772,659

	Right-of-		Leasehold	Office	Computer
Carrying value	use asset	Equipment	improvements	equipment	equipment	Total
Balance, December 31, 2023	$144,570	$88,087	$29,696	$26,509	$48,196	$337,058
Balance, December 31, 2024	$80,586	$42,307	$—	$21,207	$51,492	$195,592